Share capital (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of classes of share capital [abstract]
Schedule of Classes of Share Capital

	Number of shares	Share capital RMB’million	Additional paid-in capital RMB’million	Shares held for share award schemes RMB’million	Treasury stock RMB’million
Balance January 1, 2019	3,265,986,486	2	33,776	—	—
Issuance of ordinary shares (note i)	280,512	—	12	—	—
Employee share award schemes
-Value of employee service	—	—	378	—	—
-Shares held for share award schemes (note ii)	—	—	—	(19)	—
-Shares allotted for share award schemes (note iii)	88,798,940	—	—	—	—

Balance June 30, 2019	3,355,065,938	2	34,166	(19)	—

Balance January 1, 2020	3,355,065,938	2	34,425	(31)	—
Employee share award schemes
-Value of employee service	—	—	320	—	—
- Shares held for share award schemes (note ii)	—	—	—	(31)	—
Repurchase of shares (note iv)	—	—	—	—	(134)

Balance June 30, 2020	3,355,065,938	2	34,745	(62)	(134)